Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges
Restructuring and other items recognized during the year ended December 31, 2018 comprise:

	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Restructuring charges	$12,490	7,753	$8,159
Net charge	$12,490	7,753	$8,159

Schedule of Restructuring Reserve by Type of Cost

Workforce reductions
(in thousands)
Restructuring charges	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(1,015)
Provision at December 31, 2018	$2,082

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$9,684	$2,806	$12,490
Utilized	(5,399)	(672)	$(6,071)
Foreign exchange	—	—	—
Provision at December 31, 2018	$4,285	$2,134	$6,419

	Workforce Reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	—	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(1,081)	(1,474)
Provision at December 31, 2017	$—	$317	$317
Utilized	—	(317)	(317)
Provision at December 31, 2018	$—	$—	$—